Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance Table
The following table is a demonstration of the relationship between the compensation that the Company has paid to its CEO, Charles Young, the compensation paid to the other named executive officers, and certain financial metrics, for the fiscal years 2023, 2022 and 2021.

Year	Summary Compensation Table Total for PEO ($)	Compensation Actually Paid to PEO ($)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers ($)	Average Compensation Actually Paid to Non-PEO Named Executive Officers ($)	Value of Initial Fixed $100 Investment on January 1, 2021 Based on Total Shareholder Return ($)	Net Income ($)
2023	$1,585,577	$1,751,558	$820,488	$915,335	$100	$4,649,000
2022	$1,482,832	$894,576	$892,700	$557,806	$92	$(703,000)
2021	$1,758,967	$1,371,349	$1,143,489	$960,124	$93	$(50,674,000)
In both 2023 and 2022, Charles Young was our Chief Executive Officer and our remaining NEOs consisted of Lee Beckelman and William John Young. In 2021, Charles Young was our Chief Executive Officer and our remaining NEOs consisted of Lee Beckelman and James Young.
The following table sets forth the adjustments made during each year represented in the PVP Table to arrive at compensation actually paid to our PEO.

Adjustments to Determine Compensation Actually Paid for PEO	2023	2022	2021
Deduction for amounts reported under the “Stock Awards” column in the Summary Compensation Table.	$(315,003)	$(706,999)	$(1,080,869)
Increase for fair value of Awards granted during the year that remain unvested as of year-end	368,458	333,772	662,250
Increase for change in fair value from prior year-end to vesting date of Awards that vested during the year	761	105,860	70,229
Deduction/increase for change in fair value from prior year-end to current year-end of Awards granted prior to year that remain unvested as of year-end	111,765	(56,828)	13,524
Deduction of fair value of Awards granted prior to year that were forfeited during the year.	—	(264,061)	(52,752)
Total adjustments	$165,981	$(588,256)	$(387,618)
The following table sets forth the adjustments made during each year represented in the PVP Table to arrive at the average compensation actually paid to our non-PEO named executive officers.

Adjustments to Determine Compensation Actually Paid for non-PEO Named Executive Officers	2023	2022	2021
Deduction for amounts reported under the “Stock Awards” column in the Summary Compensation Table.	$(180,000)	$(404,001)	$(514,701)
Increase for fair value of Awards granted during the year that remain unvested as of year-end	210,546	190,727	315,358
Increase for change in fair value from prior year-end to vesting date of Awards that vested during the year	435	61,746	35,889
Deduction/increase for change in fair value from prior year-end to current year-end of Awards granted prior to year that remain unvested as of year-end	63,866	(32,474)	6,465
Deduction of fair value of Awards granted prior to year that were forfeited during the year.	—	(150,892)	(26,376)
Total adjustments	$94,847	$(334,894)	$(183,365)

PEO Total Compensation Amount	$ 1,585,577	$ 1,482,832	$ 1,758,967
PEO Actually Paid Compensation Amount	1,751,558	894,576	1,371,349
Non-PEO NEO Average Total Compensation Amount	820,488	892,700	1,143,489
Non-PEO NEO Average Compensation Actually Paid Amount	915,335	557,806	960,124
Total Shareholder Return Amount	100	92	93
Net Income (Loss)	4,649,000	(703,000)	(50,674,000)
PEO [Member] | Deduction for amounts reported under the Stock Awards column in the Summary Compensation Table. [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(315,003)	(706,999)	(1,080,869)
PEO [Member] | Increase for fair value of Awards granted during the year that remain unvested as of year-end [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	368,458	333,772	662,250
PEO [Member] | Increase for change in fair value from prior year-end to vesting date of Awards that vested during the year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	761	105,860	70,229
PEO [Member] | Deduction/increase for change in fair value from prior year-end to current year-end of Awards granted prior to year that remain unvested as of year-end [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	111,765	(56,828)	13,524
PEO [Member] | Deduction of fair value of Awards granted prior to year that were forfeited during the year. [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	(264,061)	(52,752)
PEO [Member] | Total adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	165,981	(588,256)	(387,618)
Non-PEO NEO [Member] | Deduction for amounts reported under the Stock Awards column in the Summary Compensation Table. [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(180,000)	(404,001)	(514,701)
Non-PEO NEO [Member] | Increase for fair value of Awards granted during the year that remain unvested as of year-end [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	210,546	190,727	315,358
Non-PEO NEO [Member] | Increase for change in fair value from prior year-end to vesting date of Awards that vested during the year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	435	61,746	35,889
Non-PEO NEO [Member] | Deduction/increase for change in fair value from prior year-end to current year-end of Awards granted prior to year that remain unvested as of year-end [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	63,866	(32,474)	6,465
Non-PEO NEO [Member] | Deduction of fair value of Awards granted prior to year that were forfeited during the year. [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	(150,892)	(26,376)
Non-PEO NEO [Member] | Total adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 94,847	$ (334,894)	$ (183,365)